Preferred Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Preferred Stock
9.	Preferred Stock
We had 50 million shares of preferred stock ($0.01 par value) authorized at December 31, 2017 and 2016, respectively. No shares of preferred stock were outstanding at those dates.